Borrowings - Components (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term borrowings
Bank loan(i)	¥ 5,230,000		¥ 1,550,000
Short-term borrowing	2,067,962	$ 324,508	380,560
Current portion of loan from joint investor(iv)	456,190
Current portion of Asset-backed Securities(v)	343,654
Long-term borrowings:
Bank loan(iii)	42,260		303,822
Convertible notes(ii)	9,440,626		5,196,507
Asset-backed Securities(v)	256,290
Loan from joint investor(iv)			437,950
Total	17,037,138		7,868,839
Convertible notes
Short-term borrowings
Short-term borrowing	1,228,278
Long-term borrowings
Short-term borrowings
Short-term borrowing	39,840		¥ 380,560
Loan from joint investor
Short-term borrowings
Short-term borrowing	456,190
Asset-backed Securities
Short-term borrowings
Short-term borrowing	¥ 343,654